Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current borriwings	£ 161	£ 146	£ 200
Non current borriwings	463	620	60
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Current borriwings	161	146	93
Non current borriwings	463	620	60
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Current borriwings			£ 107